Restricted Net Assets - Additional Information (Details) - Variable Interest Entities ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted Net Assets [Line Items]
Statutory reserves	¥ 43,612	$ 6,131	¥ 42,781
Amounts of restricted paid-in capital and reserve funds of PRC subsidiaries and net assets of VIEs	¥ 19,344,659	$ 2,719,429